Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

Note 6 – Accrued Expenses and Other Current Liabilities

As of December 31, 2022 and 2021, accrued expenses and other current liabilities consisted of the following:

	For the Years Ended
	December 31,
	2022	2021
L&F milestone payment liability	$1,500,000	$1,500,000
L&F Note	(351,579)	(351,579)

L&F, net	1,148,421	1,148,421
Payroll accrual	584,226	-
Other accrued expenses	214,229	-
Federal income tax payable	106,683	-
Accrued interest	-	748,767
Deferred rent	-	16,913
Total accrued expenses and other current liabilities	$2,053,559	$1,914,101